Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Deferred tax assets:
Loss and tax credit carry forwards	$ 14,987	$ 14,053
Difference between book and tax basis of property and equipment	3,674	4,036
Operating lease right-of-use asset	3,820	0
Other reserves not currently deductible	136	151
Expenses not currently deductible	0	1,153
Other	(142)	(117)
Net deferred tax asset before valuation allowance	22,475	19,276
Valuation allowance	(22,475)	(19,276)
Net deferred tax asset	$ 0	$ 0